Income Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
Schedule of Reconciled to the Income Before Income Taxes	Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended September 30, 2024, 2023 and 2022 as follows:
	For the years ended September 30,
	2024	2023	2022
Income before taxes excluded the amounts of loss incurring entities	$12	$15,201	$4,936,803
PRC EIT tax rates	25%,20%,15%	25%,20%,15%	25%,15%
Tax at the PRC EIT tax rates	$3	$3,040	$740,521
Tax effect of R&D expenses deduction	(262,311)	-	(618,891)
Tax effect of deferred tax recognized	-	616,763	106,775
Effect of preferential tax of PRC subsidiary	-	(2,413)	-
Tax effect of non-deductible expenses	285,460	(390,066)	98,538
Income tax expense	$23,152	$227,324	$326,942

Schedule of Income Taxes	Income taxes for the years ended September 30, 2024, 2023 and 2022 are attributed to the Company’s continuing operations in China and consisted of:
	For the years ended September 30,
	2024	2023	2022
Current income tax	$33,219	$(354,476)	$118,905
Deferred income tax	(10,067)	581,800	208,037
Total income tax expense	$23,152	$227,324	$326,942

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of September 30, 2024 and 2023 are presented below:
	September 30, 2024	September 30, 2023
Deferred tax assets:
Bad debt allowance	$174,644	$82,312
Inventory impairment provision	254,864	216,892
Other deductible temporary difference	(267,944)	(143,805)
Net operating loss carry-forward	463,628	445,937
	(625,192)	(601,336)
Total	$-	$-